Convertible Note (Details) - USD ($)	Mar. 31, 2019	Dec. 31, 2018
Short-term Debt [Line Items]
Convertible note	$ 16,324,345	$ 15,453,825
Short-term Note	4,312,561	4,140,055
Long-term Note	12,011,784	11,313,770
Convertible Note | SSSIG
Short-term Debt [Line Items]
Convertible note	1,142,917	1,000,000
Convertible Note | Advantech
Short-term Debt [Line Items]
Convertible note	11,664,914	11,313,770
Convertible Note | Mr.McMahon
Short-term Debt [Line Items]
Convertible note	3,169,644	3,140,055
Senior Secured Convertible Note
Short-term Debt [Line Items]
Convertible note	$ 346,870	$ 0